CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Adjustment	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	EARNINGS IN EXCESS OF DISTRIBUTIONS (DISTRIBUTIONS IN EXCESS OF EARNINGS)	EARNINGS IN EXCESS OF DISTRIBUTIONS (DISTRIBUTIONS IN EXCESS OF EARNINGS) Adjustment	ACCUMULATED OTHER COMPREHENSIVE ITEMS, NET	NONCONTROLLING INTERESTS	REDEEMABLE NONCONTROLLING INTERESTS
Stockholders' equity, beginning balance at Dec. 31, 2018	$ 1,862,463	$ 5,781	$ 2,863	$ 4,263,348	$ (2,139,493)	$ 5,781	$ (265,664)	$ 1,409
Balance (in shares) at Dec. 31, 2018			286,321,009
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation	36,682		$ 10	36,672
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			978,636
Changes in equity related redeemable noncontrolling interests	(1,454)			(1,454)					$ (3,136)
Parent cash dividends declared	(708,561)				(708,561)
Foreign currency translation adjustment	11,866						11,866	0
Change in fair value of derivative instruments	(8,783)						(8,783)
Net income (loss)	266,233				267,377			(1,144)
Stockholders' equity, ending balance at Dec. 31, 2019	1,464,227		$ 2,873	4,298,566	(2,574,896)		(262,581)	265
Balance (in shares) at Dec. 31, 2019			287,299,645
Beginning of redeemable noncontrolling interests at Dec. 31, 2018									70,532
Increase (Decrease) in Temporary Equity [Roll Forward]
Foreign currency translation adjustment									128
Net income (loss)									2,082
Noncontrolling interests dividends									(1,924)
Ending of redeemable noncontrolling interests at Dec. 31, 2019									67,682
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation	37,995		$ 10	37,985
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			973,404
Changes in equity related redeemable noncontrolling interests	3,527			3,527					(4,924)
Parent cash dividends declared	(718,136)				(718,136)
Foreign currency translation adjustment	46,748						46,635	113
Change in fair value of derivative instruments	(39,947)						(39,947)
Net income (loss)	342,315				342,693			(378)
Stockholders' equity, ending balance at Dec. 31, 2020	$ 1,136,729		$ 2,883	4,340,078	(2,950,339)		(255,893)	0
Balance (in shares) at Dec. 31, 2020	288,273,049		288,273,049
Increase (Decrease) in Temporary Equity [Roll Forward]
Foreign currency translation adjustment									(969)
Net income (loss)									781
Noncontrolling interests dividends									(2,765)
Ending of redeemable noncontrolling interests at Dec. 31, 2020	$ 59,805								59,805
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation	6,398		$ 5	6,393
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			454,698
Changes in equity related redeemable noncontrolling interests	680			680					(680)
Parent cash dividends declared	(178,685)				(178,685)
Foreign currency translation adjustment	(66,224)						(66,224)
Change in fair value of derivative instruments	15,206						15,206
Net income (loss)	45,603				45,603
Stockholders' equity, ending balance at Mar. 31, 2021	959,707		$ 2,888	4,347,151	(3,083,421)		(306,911)	0
Balance (in shares) at Mar. 31, 2021			288,727,747
Increase (Decrease) in Temporary Equity [Roll Forward]
Foreign currency translation adjustment									(131)
Net income (loss)									1,028
Noncontrolling interests equity contributions									2,200
Noncontrolling interests dividends									(621)
Ending of redeemable noncontrolling interests at Mar. 31, 2021									61,601
Stockholders' equity, beginning balance at Dec. 31, 2020	$ 1,136,729		$ 2,883	4,340,078	(2,950,339)		(255,893)	0
Balance (in shares) at Dec. 31, 2020	288,273,049		288,273,049
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation	$ 84,004		$ 15	83,989
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			1,484,012
Changes in equity related redeemable noncontrolling interests	(11,514)			(11,514)					11,682
Parent cash dividends declared	(721,032)				(721,032)
Foreign currency translation adjustment	(135,165)						(134,834)	(331)
Change in fair value of derivative instruments	52,380						52,380
Purchase of noncontrolling interests	1,311							1,311
Net income (loss)	450,355				450,219			136
Stockholders' equity, ending balance at Dec. 31, 2021	$ 857,068		$ 2,898	4,412,553	(3,221,152)		(338,347)	1,116
Balance (in shares) at Dec. 31, 2021	289,757,061		289,757,061
Beginning of redeemable noncontrolling interests at Dec. 31, 2020	$ 59,805								59,805
Increase (Decrease) in Temporary Equity [Roll Forward]
Foreign currency translation adjustment									(1,245)
Net income (loss)									2,370
Noncontrolling interests equity contributions									2,200
Noncontrolling interests dividends									(2,450)
Purchase of noncontrolling interests									2,567
Redemption of noncontrolling interests									(2,518)
Ending of redeemable noncontrolling interests at Dec. 31, 2021	72,411								72,411
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation	(1,502)		$ 8	(1,510)
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			793,379
Changes in equity related redeemable noncontrolling interests	(1,992)			(1,992)					1,992
Parent cash dividends declared	(181,023)				(181,023)
Foreign currency translation adjustment	27,155						27,223	(68)
Change in fair value of derivative instruments	16,766						16,766
Net income (loss)	42,299				42,299
Stockholders' equity, ending balance at Mar. 31, 2022	$ 758,771		$ 2,906	$ 4,409,051	$ (3,359,876)		$ (294,358)	$ 1,048
Balance (in shares) at Mar. 31, 2022	290,550,440		290,550,440
Increase (Decrease) in Temporary Equity [Roll Forward]
Foreign currency translation adjustment									298
Net income (loss)									(592)
Noncontrolling interests dividends									(681)
Ending of redeemable noncontrolling interests at Mar. 31, 2022	$ 73,428								$ 73,428